INVESTMENTS - Schedule of Contractual Maturities of the Company’s Fixed Maturity Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value
Due in one year or less	$ 163,478	$ 135,857
Due after one you through to five years	512,581	587,635
Due after five you through to ten years	311,092	198,836
Due after ten years	77,116	79,775
Fair value	1,064,267	1,002,103
Amortized cost
Due in one year or less	163,233	137,430
Due after one you through to five years	503,792	596,130
Due after five you through to ten years	303,016	201,264
Due after ten years	84,306	89,042
Amortized cost	$ 1,054,347	$ 1,023,866